UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007
                       ----------------------------------

                   Commission File Number of issuing entity:
                                  333-140610-13

                           RALI SERIES 2007-QH8 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
                        --------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                   None
----------------------------------------        ------------------------------
      (State or other jurisdiction of            (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

 c/o Residential Funding Company, LLC, as
              Master Servicer                                 55437
                                                --------------------------------
      8400 Normandale Lake Boulevard                        (Zip Code)
          Minneapolis, Minnesota 55437
     ----------------------------------
(Address of principal executive offices of
              issuing entity)

       (952)         857-7000 (Telephone number, including area code)

                                     N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to      Name of
                                           (check one)               exchange
                                                                    (If Section
                                                                          12(b))
                               Section      Section     Section
                                 12(b)       12(g)       15(d)
Mortgage  Asset-Backed
Pass-Through  Certificates,
Series  2007-QH8,  in the
classes specified herein         [___]       [___]        [ X ]      ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Supplement, dated September 18, 2007 to Prospectus Supplement dated September 6, 2007 relating to the RALI Series 2007-QH8 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated April 9, 2007 (collectively, the "Prospectus"), of the RALI Series 2007-QH8 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A, Class X, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On September 18, 2007, the Class P Certificates were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of August 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of August 1, 2007, among Residential Accredit Loans, Inc., as company,
            Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K/A filed by the Issuing Entity with the Securities and Exchange Commission on October 3, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of September 7, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 24, 2007).

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 25, 2007



                              RALI Series 2007-QH8 Trust
                              (Issuing entity)

                              By:  Residential Funding Company, LLC,
                               as Master Servicer


                                    By: /s/ Darsi Meyer
                                         Name:  Darsi Meyer
                                         Title: Director

                  EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS